Condensed Consolidated Interim Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 3,122,000	$ 294,000	$ 927,000
Restricted cash	193,000	22,000	19,000
Accounts receivable	216,000	269,000	113,000
Other current assets	241,000	152,000	194,000
Total current assets	3,772,000	737,000	1,253,000
Non-Current Assets
Operating right-of-use asset	493,000	575,000	551,000
Property and equipment, net	137,000	146,000	143,000
Other assets	125,000
Total non-current assets	755,000	721,000	694,000
Total Assets	4,527,000	1,458,000	1,947,000
Current liabilities
Trade accounts payable	2,484,000	1,775,000	1,084,000
Accrued expenses	4,700,000	476,000	615,000
Short term loans	2,237,000	5,768,000
Operating lease liability	390,000	380,000	190,000
Deferred revenues	2,288,000	2,816,000	2,423,000
Employees and related	2,944,000	1,298,000	983,000
Other current liabilities		570,000	684,000
Convertible notes		12,869,000	11,649,000
Current maturities of long-term loans		5,768,000	1,175,000
Liability with respect to warrants	142,000
Total current liabilities	16,365,000	25,476,000	18,188,000
Non-Current Liabilities
Operating lease liability	169,000	268,000	389,000
Long-term deferred revenues	41,000	115,000	362,000
Liability with respect to warrants		370,000	244,000
Long-term loans			198,000
Liability for future equity (SAFE)			1,206,000
Total non-current liabilities	210,000	753,000	2,399,000
Total liabilities	16,575,000	26,229,000	20,587,000
Commitments and contingent liabilities
Redeemable Convertible Preferred Shares:
Redeemable convertible preferred share, value		15,268,000	11,780,000
Capital Deficiency:
Class A common stock		2,000	2,000
Additional paid in capital	46,093,000	7,332,000	4,132,000
Accumulated deficit	(58,143,000)	(47,373,000)	(34,554,000)
Total capital deficiency	(12,048,000)	(40,039,000)	(30,420,000)
Total liabilities, redeemable convertible preferred shares and capital deficiency	4,527,000	1,458,000	1,947,000
TRAILBLAZER HOLDINGS, INC.
Current assets
Total current assets
Non-Current Assets
Total Assets
Current liabilities
Accrued expenses		10,000	19,278
Total current liabilities		210,168	53,820
Non-Current Liabilities
Commitments and contingent liabilities
Capital Deficiency:
Class A common stock
Additional paid in capital
Accumulated deficit		(210,168)	(53,820)
Total capital deficiency		(210,168)	(53,820)
Total liabilities, redeemable convertible preferred shares and capital deficiency
Previously Reported
Current liabilities
Other current liabilities	1,180,000	94,000
Related Party | TRAILBLAZER HOLDINGS, INC.
Current liabilities
Other current liabilities		200,168	$ 34,542
Class A common stock
Capital Deficiency:
Class A common stock	2,000	2,000
Redeemable Convertible Preferred Shares
Redeemable Convertible Preferred Shares:
Redeemable convertible preferred share, value		15,268,000
Series A Convertible Preferred Stock
Capital Deficiency:
Preferred Stock, value
Series B Convertible Preferred Stock
Capital Deficiency:
Preferred Stock, value
Series C Convertible Preferred Stock
Capital Deficiency:
Preferred Stock, value